Share based compensation reserve	9 Months Ended
Sep. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of Share Based Compensation Reserve	Share based compensation reserve
During 2015, the Company established a discretionary share award scheme, the LTIP, which enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. The Compensation Committee currently awards grants to Senior Management, including those that are Directors and Non-Executive Directors.
All Awards are to be settled by physical delivery of shares.
Director and Senior Management Share Awards

As part of its long term incentive initiatives, the Company has awarded restricted shares to the management team (the “Management Share Awards”) as of the following award dates.

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award	Other Awards	Total
Number of awards outstanding at January 1, 2022	431,790	152,695	645,093	787,277	—	—	2,016,855
New awards granted in the period	—	—	—	—	964,518	171,000	1,135,518
Forfeitures in the period	—	—	(35,895)	(32,526)	(27,266)	—	(95,687)
Awards vested and issued in period	(237,800)	—	—	—	—	—	(237,800)
Number of awards outstanding at September 30, 2022	193,990	152,695	609,198	754,751	937,252	171,000	2,818,886

Relevant to the January 1, 2018 award schemes grant, the vesting of such award is subject to the following performance conditions: up to one-half of such award will vest if the Company achieves one of a range of benchmark market share price performance targets over a five-year period (the "Share Price Performance Condition") through January 1, 2023 and up to one-half of such award vested upon the Company achieving a cumulative EBITDA performance targets over the four-year period (the "EBITDA Performance Condition") through January 1, 2022. If the Share Price Performance Condition is satisfied, up to 50% of the shares subject to the Share Price Performance Condition vested in the initial two-year period following the grant through January 1, 2020 and up to 50% of the shares subject to the Share Price Performance Condition will vest over the subsequent three-year period following the grant through January 1, 2023.
In September 2019, 173,293 restricted share awards were granted as part of the 2019 Management Share Award. The performance period associated with the award began on January 1, 2019. The Share awards will vest on the Company achieving a range of performance conditions including cumulative EBITDA, cumulative net sales, and share price performance measures over a three-year period. One third of the total share award is assigned to each type of performance measure. All shares are subject to a holding period of an additional year and require that the participants to the scheme are still actively employed during the entire four year period, through January 1, 2023.
For the 2020, 2021 and 2022 Management Share Awards, the awards will vest upon the Company achieving a range of performance conditions including cumulative EBITDA, cumulative net sales and share price performance measures over a three-year period. The cumulative EBITDA and Cumulative Net Sales tranches of shares are equally weighted, being worth 37.5% of the total award each. The Share Price Tranche is worth 25% of the total award. Specific information on each grant is further included below.
In January 2020, 761,979 restricted share awards were granted as part of the 2020 Management Share Award. The performance period associated with the award began on January 1, 2020. All shares vest, subject to satisfaction of the award conditions, on January 1, 2023.
In late 2021, 820,202 restricted share awards were granted as part of the 2021 Management Share Award. The performance period associated with the award began on January 1, 2021. All shares vest, subject to satisfaction of the award conditions, on January 1, 2024.
In January 2022, 964,518 restricted share awards were granted as part of the 2022 Management Share Award. The performance period associated with the award began on January 1, 2022. All shares vest, subject to satisfaction of the award conditions, on January 1, 2025.
In addition in 2022, the Compensation Committee created two new restricted share award plans ("Other awards"). One of these plans was targeted to specific individuals to aid in the retention of key talent, and has no vesting criteria other than the participants continued employment over three-years, with the awards vesting on January 1, 2025. The other plan was targeted at specific individuals as an incentive for achieving a cumulative net sales target on a specific product category over the three-year vesting period through January 1, 2025.
In January 2021, 1,041,953 restricted shares granted as part of the 2016 Management Share Awards vested as a result of the satisfaction of the applicable Share Price Performance Condition (based on a share price of $25.42), resulting in the issuance of 587,633 ordinary shares to participants in the LTIP (net of 454,320 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
In January 2021, 368,154 restricted shares granted as part of the 2017 Management Share Awards vested as a result of the satisfaction of the applicable Share Price Performance Condition (based on a share price of $25.42), resulting in the issuance of 217,228 ordinary shares to participants in the LTIP (net of 150,926 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).

In February 2021, 451,719 restricted shares granted as part of the 2017 Management Share Awards vested as a result of the satisfaction of the applicable EBITDA Performance Condition (based on a share price of $25.89 at time of vesting), resulting in the issuance of 271,451 ordinary shares to participants in the LTIP (net of 180,268 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).

In March 2022, 237,800 restricted shares granted as part of the 2018 Management Share Awards vested as a result of the satisfaction of the applicable EBITDA Performance Condition (based on a share price of $25.17 at time of vesting), resulting in the issuance of 137,810 ordinary shares to participants in the LTIP (net of 99,990 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).

The stock compensation charge reported within the Consolidated Statement of Profit or Loss for the three and nine months ended September 30, 2022 related to the Director and Senior Management Share Awards is €1.9 million and €5.4 million (three and nine months ended September 30, 2021: €0.4 million and €1.2 million).

The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied, as well as expected exercise period and the payment of dividends by the Company. Based on the latest revision to schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award *
Grant date price	$16.72	$20.15	$22.37	$25.42	$25.39
Exercise price	$—	$—	$—	$—	$—
Expected life of restricted share	1.50 – 4.00 years	4.00 years	4.00 years	3.00 years	3.00 years
Expected volatility of the share price	22.7%	24.0%	24.4%	30.0%	28.0%
Dividend yield expected	—%	—%	—%	—%	—%
Risk free rate	2.55%	1.33%	1.70%	0.24%	1.15%
Employee exit rate	14.0%	14.0%	27.3%	14.0%	14.0%
EBITDA Performance Target Conditions	35.0%	35.0%	35.0%	35.0%	35.0%
*Note: The table above does not include details on the "other awards" as they only require continued employment over the vesting period and a specific net sales target which is not applicable to other participants.
The expected volatility of the share price inputs above were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has been listed less than eight years. Based on the assessment of fair value and the number of shares expected to vest, the total fair value in respect of the Restricted Shares outstanding are:
•2018 award - $1.6 million (€1.3 million)
•2019 award - $1.4 million (€1.2 million)
•2020 award - $4.8 million (€4.3 million)
•2021 award - $7.0 million (€5.8 million)
•2022 award - $7.6 million (€6.6 million)
•Other 2022 awards - $2.8 million (€2.4 million)
Non-Executive Director Restricted Share Awards

In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is granted $100,000 of restricted shares annually on the date of the annual general meeting, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier to occur of the date of the Company’s annual meeting of shareholders or thirteen months from the date of grant.

On June 17, 2020 after the Company's annual meeting of shareholders, the current Non-Executive Directors were granted 32,140 restricted stock awards at a share price of $21.78. The Non-Executive Directors restricted share awards identified above vested on June 30, 2021 and 24,406 were issued. Of the total 32,140 number of shares vesting, 7,734 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.

On June 30, 2021, after the Company's annual general meeting, the current Non-Executive Directors were granted 24,759 restricted stock awards at a share price of $28.27. The Non-Executive Directors restricted share awards identified above vested on July 1, 2022 and 13,807 were issued. Of the total 24,759 number of shares vesting, 3,537 shares have not yet been issued and 7,405 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.

On July 1, 2022, after the Company's annual general meeting, the current Non-Executive Directors were granted 29,676 restricted stock awards at a share price of $20.22.

The total charge within the Statement of Consolidated Profit or Loss for the three and nine months ended September 30, 2022 related to Non-Executive Directors stock compensation awards was €0.1 million and €0.5 million (three and nine months ended September 30, 2021: €0.2 million and €0.6 million).
Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2022	6.9
Non-Executive Director restricted share awards charge	0.5
Directors and Senior Management share awards charge - January 1, 2019	0.2
Directors and Senior Management share awards charge - January 1, 2020	1.1
Directors and Senior Management share awards charge - January 1, 2021	1.6
Directors and Senior Management share awards charge - January 1, 2022	1.8
Directors and Senior Management share awards charge - Other 2022 awards	0.7
Shares issued upon vesting of Awards	(0.4)
Reclassification of employer tax for Director and Senior Management share awards	(1.0)
Balance as of September 30, 2022	11.4

In many jurisdictions, tax authorities levy taxes on share-based payment transactions with employees that give rise to a personal tax liability for the employee. In some cases, the Company is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfill this obligation, the terms of the Management Share Awards permit the Company to withhold the number of shares that are equal to the monetary value of the employee’s tax obligation from the total number of shares that otherwise would have been issued to the employee upon vesting. The monetary value of the employee’s tax obligation is recorded as a deduction from Share based compensation reserve for the shares withheld.
Share based compensation reserve	Founder Preferred Shares Dividend Reserve
Nomad has issued Founder Preferred Shares to its Founder Entities. Holders of the Founder Preferred Shares are entitled to receive annual dividend amounts subject to certain performance conditions (the “Founder Preferred Shares Annual Dividend Amount”).

The Founder Preferred Shares Annual Dividend Amount is structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis. The Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last 10 consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of the Company’s ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts ($25.2127) multiplied by 140,220,619 shares (the “Preferred Share Dividend Equivalent”).

As of December 31, 2021, no Founder Preferred Shares Annual Dividend Amount was due, as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the previously achieved 2020 Dividend Price of $25.2127. Accordingly, the balance of the Founder Preferred Shares Dividend Reserve as at September 30, 2022 remained at €166.0 million (December 31, 2021: €166.0 million).

The Founder Preferred Shares Annual Dividend Amount is paid for so long as the Founder Preferred Shares remain outstanding. The Founder Preferred Shares automatically convert on the last day of the seventh full financial year following completion of the acquisition of the Iglo Group or upon a change of control, unless in the case of a change of control, the independent Directors determine otherwise. The amounts used for the purposes of calculating the Founder Preferred Shares Annual Dividend Amount and the Preferred Share Dividend Equivalent are subject to such adjustments for share splits, share dividends and certain other recapitalization events as the Directors in their absolute discretion determine to be fair and reasonable in the event of a consolidation or sub-division of the ordinary shares in issue, as determined in accordance with Nomad’s Memorandum and Articles of Association.